Patents	12 Months Ended
Dec. 31, 2011
Goodwill and Patents [Abstract]
PATENTS
5.	PATENTS

	Cost	Accumulated Amortization	Net Book Value
As at December 31, 2011
Patents	$199,898	$81,253	$118,645

As at December 31, 2010
Patents	$200,597	$74,528	$126,069

The Company purchased patents totaling $26,964 during 2011 (2010 – $4,998). As a result of the change in functional currency (see Note 2), the Company recorded a reduction of $26,763 and $14,724 to the cost and accumulated amortization, respectively.

The estimated future amortization expense of patents as of December 31, 2011 was as follows:

Year ending December 31:	Amount
2012	$22,920
2013	22,514
2014	22,110
2015	21,735
2016	14,525

$103,804